6. Subsequent Events	3 Months Ended
Mar. 31, 2016
Notes
6. Subsequent Events

6. Subsequent Events

Effective on April 6, 2016, the Registrant's Subsidiary, P.T. Kinerja Pay Indonesia, was organized under the laws of Indonesia. On April 11, 2016, the Subsidiary successfully established a bank account at Bank OCBC NISP, a publicly listed banking and financial institution traded on the Indonesia Stock Exchange and on the same date the Registrant transferred US$400,000 from its United States bank account, maintained at JP Morgan Chase Bank to its account at Bank OCBC NISP to fund the operations of the Subsidiary.

There were no other material subsequent events following the period ended March 31, 2016 and throughout the date of the filing of Form 10-Q.